UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23312)

Tidal Trust III
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust III
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

NestYield Total Return Guard ETF Tailored Shareholder Report

Annual Shareholder Report November 30, 2025

NestYield Total Return Guard ETF

TICKER: EGGS (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the NestYield Total Return Guard ETF (the "Fund") for the period December 26, 2024 (the Fund's “Inception”) to November 30, 2025. You can find additional information about the Fund at www.nestyield.com. You can also request this information by contacting us at (855) 879‑5979 or by writing to NestYield Total Return Guard ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NestYield Total Return Guard ETF	$92	0.93%

Costs paid as a percentage of investment are annualized.

Cumulative Performance

(Initial Investment of $10,000)

NestYield Total Return Guard ETF - $11,247
S&P 500 TR - $11,479
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
12/26/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025
8/31/2025
9/30/2025
10/31/2025
11/30/2025

Annual Performance

Since Inception 12/26/2024
NestYield Total Return Guard ETF	12.47%
S&P 500 TR	14.79%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.nestyield.com for more recent performance information.

How did the Fund perform last year?

During the fiscal year ended November 30, 2025, the NestYield Total Return Guard ETF delivered a positive absolute return of 16.29%. Market conditions were characterized by broad equity market strength accompanied by intermittent volatility. For informational purposes only, the Fund’s performance may be compared to the S&P 500 Index, which returned 17.79% during the same period. The Fund is managed on an absolute return basis and does not seek to track or replicate any index.

What Factors Influenced Performance?

Performance reflected the Fund’s defensive, risk-managed investment approach, which emphasizes volatility management and capital preservation through a combination of equity exposure and options-based risk mitigation strategies. In rising markets, these strategies can moderate participation relative to broad equity indices as the Fund seeks a more controlled return profile.

During periods of heightened volatility and market pullbacks, the Fund’s defensive positioning and hedging framework were designed to reduce downside exposure and support more stable performance. The trade-off between upside participation and downside mitigation is inherent in the Fund’s structure and aligns with its objective of delivering controlled absolute returns across varying market environments.

NestYield Total Return Guard ETF Tailored Shareholder Report

Key Fund Statistics

(as of November 30, 2025)

Fund Size (Thousands)	$41,493
Number of Holdings	46
Total Advisory Fee	$193,751
Portfolio Turnover Rate	261%

What did the Fund invest in?

(as of November 30, 2025)

Sector Type - Investments

(% of total net assets)

Top Ten Holdings	(% of total net assets)
AppLovin Corp.	8.5
Broadcom, Inc.	8.4
Palantir Technologies, Inc.	8.0
Advanced Micro Devices, Inc.	7.9
NVIDIA Corp.	7.6
Constellation Energy Corp.	5.0
Vistra Corp.	4.9
Block, Inc.	4.7
Robinhood Markets, Inc.	4.6
Meta Platforms, Inc.	4.6

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.nestyield.com.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

NestYield Dynamic Income ETF Tailored Shareholder Report

annual Shareholder Report November 30, 2025

NestYield Dynamic Income ETF

TICKER: EGGY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the NestYield Dynamic Income ETF (the "Fund") for the period December 26, 2024 (the Fund's “Inception”) to November 30, 2025. You can find additional information about the Fund at www.nestyield.com. You can also request this information by contacting us at (855) 879‑5979 or by writing to NestYield Dynamic Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NestYield Dynamic Income ETF	$92	0.92%

Costs paid as a percentage of investment are annualized.

Cumulative Performance

(Initial Investment of $10,000)

NestYield Dynamic Income ETF - $11,518
S&P 500 TR - $11,479
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
12/26/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025
8/31/2025
9/30/2025
10/31/2025
11/30/2025

Annual Performance

Since Inception 12/26/2024
NestYield Dynamic Income ETF	15.16%
S&P 500 TR	14.79%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.nestyield.com for more recent performance information.

How did the Fund perform last year?

During the fiscal year ended November 30, 2025, the NestYield Dynamic Income ETF generated a positive absolute return of 17.58%. Equity markets advanced over the period but experienced multiple episodes of volatility. For informational purposes only, the Fund’s performance may be compared to the S&P 500 Index, which returned 17.79% during the same period. The Fund is managed on an absolute return basis and does not seek to track or replicate any index.

What Factors Influenced Performance?

The Fund’s performance reflected its income-oriented investment strategy, which combines equity exposure with a systematic options-based approach designed to generate current income while managing risk. Option premiums earned through covered call writing were a key contributor to total return, providing a consistent source of income amid changing market conditions.

Market volatility during the fiscal year supported option premium generation and contributed to a more stable return profile relative to fully equity-exposed strategies. The Fund’s structure involves inherent trade-offs: covered call writing can limit participation during strong equity market rallies by capping upside potential in exchange for current income, and hedging strategies intended to manage downside risk may create performance drag during sustained upward market trends due to the cost of maintaining preservation. These dynamics are consistent with the Fund’s design and investment objective.

NestYield Dynamic Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of November 30, 2025)

Fund Size (Thousands)	$77,926
Number of Holdings	46
Total Advisory Fee	$271,999
Portfolio Turnover Rate	172%

What did the Fund invest in?

(as of November 30, 2025)

Sector Type - Investments

(% of total net assets)

Top Ten Holdings	(% of total net assets)
AppLovin Corp.	9.7
Broadcom, Inc.	9.5
NVIDIA Corp.	8.7
Micron Technology, Inc.	7.3
Vistra Corp.	7.1
Palantir Technologies, Inc.	7.1
Advanced Micro Devices, Inc.	4.9
Block, Inc.	4.8
Robinhood Markets, Inc.	4.7
Constellation Energy Corp.	4.6

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.nestyield.com.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

NestYield Visionary ETF Tailored Shareholder Report

annual Shareholder Report November 30, 2025

NestYield Visionary ETF

TICKER: EGGQ (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the NestYield Visionary ETF (the "Fund") for the period December 27, 2024 (the Fund's “Inception”) to November 30, 2025. You can find additional information about the Fund at www.nestyield.com. You can also request this information by contacting us at (855) 879-5979 or by writing to NestYield Visionary ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NestYield Visionary ETF	$96	0.93%

Costs paid as a percentage of investment are annualized.

Cumulative Performance

(Initial Investment of $10,000)

NestYield Visionary ETF - $12,353
S&P 500 TR - $11,606
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
12/27/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025
8/31/2025
9/30/2025
10/31/2025
11/30/2025

Annual Performance

Since Inception 12/27/2024
NestYield Visionary ETF	23.53%
S&P 500 TR	16.06%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.nestyield.com for more recent performance information.

How did the Fund perform last year?

During the fiscal year ended November 30, 2025, the NestYield Visionary ETF delivered a positive absolute return of 25.28%. Market conditions were generally supportive of growth-oriented equities, driven by resilient economic activity, moderating inflation, and sustained investor interest in innovation-led businesses. For informational purposes only, the Fund’s performance may be compared to the Nasdaq-100 Index, which returned 21.84% over the same period. The Fund is managed on an absolute return basis and does not seek to track or replicate any index.

What Factors Influenced Performance?

The Fund’s performance was influenced by its exposure to innovation-oriented companies positioned to benefit from long-term technological adoption, including software, digital infrastructure, and emerging technologies. Market volatility during the fiscal year produced alternating phases of acceleration and consolidation in growth equities.

The Fund employed selective options strategies as part of its overall investment approach to help moderate short-term volatility and manage risk. While the options overlay may have limited participation during brief market surges, it supported a more controlled return profile during periods of heightened uncertainty. Overall, favorable market conditions for growth equities combined with the Fund’s structured investment approach contributed to positive absolute returns during the fiscal year.

NestYield Visionary ETF Tailored Shareholder Report

Key Fund Statistics

(as of November 30, 2025)

Fund Size (Thousands)	$61,916
Number of Holdings	34
Total Advisory Fee	$283,998
Portfolio Turnover Rate	149%

What did the Fund invest in?

(as of November 30, 2025)

Sector Type - Investments

(% of total net assets)

Top Ten Holdings	(% of total net assets)
AppLovin Corp.	10.6
Broadcom, Inc.	10.4
Palantir Technologies, Inc.	8.0
NVIDIA Corp.	7.6
Micron Technology, Inc.	6.7
Advanced Micro Devices, Inc.	6.4
Tesla, Inc.	4.4
Marvell Technology, Inc.	4.4
Meta Platforms, Inc.	4.1
Constellation Energy Corp.	4.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.nestyield.com.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Monica Byrd is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

NestYield Dynamic Income ETF

	FYE 11/30/2025	FYE 11/30/2024
( a ) Audit Fees	$11,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

NestYield Total Return Guard ETF

	FYE 11/30/2025	FYE 11/30/2024
( a ) Audit Fees	$11,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

NestYield Visionary ETF

	FYE 11/30/2025	FYE 11/30/2024
( a ) Audit Fees	$11,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2025	FYE 11/30/2024
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 11/30/2025	FYE 11/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Act”), and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members are as follows: Monica Byrd, Pamela Cytron and Lawrence Jules.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

November 30, 2025

Tidal Trust III

NestYield Dynamic Income ETF	| EGGY | NYSE Arca, Inc.

NestYield Total Return Guard ETF	| EGGS | NYSE Arca, Inc.

NestYield Visionary ETF	| EGGQ | The Nasdaq Stock Market, LLC

NestYield ETFs

NestYield Dynamic Income ETF

Schedule of Investments

November 30, 2025

COMMON STOCKS - 96.1%	Shares	Value
Consumer Discretionary Products - 4.6%
Tesla, Inc.(a)	8,305	$3,572,562

Financial Services - 9.5%
Block, Inc.(a)	55,731	3,722,831
Robinhood Markets, Inc. - Class A(a)	28,500	3,661,965
		7,384,796

Health Care - 0.3%
Eli Lilly & Co.	217	233,377

Media - 19.4%
Alphabet, Inc. - Class A	8,475	2,713,525
AppLovin Corp. - Class A(a)	12,593	7,549,252
Meta Platforms, Inc. - Class A	3,758	2,434,996
Netflix, Inc.(a)	22,131	2,380,853
		15,078,626

Retail & Wholesale - Discretionary - 2.0%
Amazon.com, Inc.(a)	6,823	1,591,260

Software & Tech Services - 12.1%
Microsoft Corp.	3,249	1,598,540
Oracle Corp.	11,544	2,331,311
Palantir Technologies, Inc. - Class A(a)	32,786	5,522,802
		9,452,653

Tech Hardware & Semiconductors - 36.5%(b)
Advanced Micro Devices, Inc.(a)	17,550	3,817,651
Apple, Inc.	4,187	1,167,545
Broadcom, Inc.	18,430	7,426,553
Micron Technology, Inc.	24,112	5,702,006
NVIDIA Corp.	38,233	6,767,241
Super Micro Computer, Inc.(a)	104,823	3,548,259
		28,429,255

Utilities - 11.7%
Constellation Energy Corp.	9,834	3,583,116
Vistra Corp.	31,091	5,560,936
		9,144,052

TOTAL COMMON STOCKS (Cost $69,253,156)		74,886,581

The accompanying notes are an integral part of these financial statements.

PURCHASED OPTIONS - 0.9%(c)(d)(e)	Notional Amount	Contracts	Value
Call Options - 0.3%
Block, Inc., Expiration: 12/5/2025; Exercise Price: $70.00	$3,720,760	557	$23,116
Meta Platforms, Inc., Expiration: 12/19/2025; Exercise Price: $680.00	5,572,370	86	59,125
Palantir Technologies, Inc., Expiration: 12/5/2025; Exercise Price: $175.00	5,508,315	327	50,848
Robinhood Markets, Inc., Expiration: 12/5/2025; Exercise Price: $135.00	3,661,965	285	41,325
Super Micro Computer, Inc., Expiration: 12/5/2025; Exercise Price: $35.50	3,547,480	1,048	50,304
Tesla, Inc., Expiration: 12/5/2025; Exercise Price: $450.00	3,570,411	83	26,560
			251,278

Put Options - 0.6%
Block, Inc., Expiration: 12/12/2025; Exercise Price: $62.00	3,720,760	557	33,420
Broadcom, Inc., Expiration: 12/12/2025; Exercise Price: $375.00	7,414,464	184	145,820
Meta Platforms, Inc., Expiration: 12/12/2025; Exercise Price: $620.00	2,397,415	37	14,985
Micron Technology, Inc., Expiration: 12/12/2025; Exercise Price: $220.00	5,699,168	241	110,257
Palantir Technologies, Inc., Expiration: 12/12/2025; Exercise Price: $160.00	5,508,315	327	101,370
Robinhood Markets, Inc., Expiration: 12/12/2025; Exercise Price: $113.00	4,240,170	330	38,775
Tesla, Inc., Expiration: 12/12/2025; Exercise Price: $410.00	3,570,411	83	56,440
			501,067

TOTAL PURCHASED OPTIONS (Cost $1,535,701)			752,345

SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 2.5%		Shares	Value
First American Government Obligations Fund - Class X, 3.92%(f)		1,922,536	1,922,536

TOTAL SHORT-TERM INVESTMENTS (Cost $1,922,536)			1,922,536

TOTAL INVESTMENTS - 99.5% (Cost $72,711,393)			$77,561,462
Other Assets in Excess of Liabilities - 0.5%			364,480
TOTAL NET ASSETS - 100.0%			$77,925,942

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(f)	The rate shown represents the 7-day annualized effective yield as of November 30, 2025.

The accompanying notes are an integral part of these financial statements.

NestYield Dynamic Income ETF

Schedule of Written Options Contracts

November 30, 2025

WRITTEN OPTIONS - (1.0)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.6)%
Block, Inc., Expiration: 12/5/2025; Exercise Price: $67.00	$(3,720,760)	(557)	$(76,588)
Palantir Technologies, Inc., Expiration: 12/5/2025; Exercise Price: $170.00	(5,508,315)	(327)	(109,545)
Robinhood Markets, Inc., Expiration: 12/5/2025; Exercise Price: $130.00	(3,661,965)	(285)	(88,350)
Super Micro Computer, Inc., Expiration: 12/5/2025; Exercise Price: $67.00	(3,547,480)	(1,048)	(138,336)
Tesla, Inc., Expiration: 12/5/2025; Exercise Price: $1,305.00	(3,570,411)	(83)	(64,740)
			(477,559)

Put Options - (0.4)%
Block, Inc., Expiration: 12/12/2025; Exercise Price: $120.00	(3,720,760)	(557)	(16,153)
Broadcom, Inc., Expiration: 12/12/2025; Exercise Price: $1,080.00	(7,414,464)	(184)	(85,560)
Meta Platforms, Inc., Expiration: 12/12/2025; Exercise Price: $1,815.00	(2,397,415)	(37)	(7,400)
Micron Technology, Inc., Expiration: 12/12/2025; Exercise Price: $420.00	(5,699,168)	(241)	(60,732)
Palantir Technologies, Inc., Expiration: 12/12/2025; Exercise Price: $465.00	(5,508,315)	(327)	(64,582)
Robinhood Markets, Inc., Expiration: 12/12/2025; Exercise Price: $220.00	(4,240,170)	(330)	(27,060)
Tesla, Inc., Expiration: 12/12/2025; Exercise Price: $1,200.00	(3,570,411)	(83)	(36,935)
			(298,422)

TOTAL WRITTEN OPTIONS (Premiums received $1,222,229)			(775,981)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.

NestYield Total Return Guard ETF

Schedule of Investments

November 30, 2025

COMMON STOCKS - 94.7%	Shares	Value
Consumer Discretionary Products - 4.5%
Tesla, Inc.(a)	4,380	$1,884,145

Financial Services - 9.4%
Block, Inc. (a)	29,393	1,963,452
Robinhood Markets, Inc. - Class A(a)	15,000	1,927,350
		3,890,802

Health Care - 3.2%
Eli Lilly & Co.	649	697,980
McKesson Corp.	699	615,903
		1,313,883

Media - 18.7%
Alphabet, Inc. - Class A	1,915	613,145
AppLovin Corp. - Class A(a)	5,903	3,538,730
Meta Platforms, Inc. - Class A	2,972	1,925,707
Netflix, Inc.(a)	15,562	1,674,160
		7,751,742

Real Estate - 1.5%
Welltower, Inc. - REIT	3,011	626,950

Retail & Wholesale - Discretionary - 1.5%
Amazon.com, Inc.(a)	2,698	629,228

Retail & Wholesale - Staples - 3.1%
Costco Wholesale Corp.	689	629,464
Walmart, Inc.	5,809	641,953
		1,271,417

Software & Tech Services - 13.0%
Microsoft Corp.	1,285	632,233
Oracle Corp.	7,103	1,434,451
Palantir Technologies, Inc. - Class A(a)	19,762	3,328,909
		5,395,593

Tech Hardware & Semiconductors - 29.9%(b)
Advanced Micro Devices, Inc.(a)	15,111	3,287,096
Apple, Inc.	2,208	615,701
Broadcom, Inc.	8,639	3,481,171
NVIDIA Corp.	17,923	3,172,371
Super Micro Computer, Inc.(a)	55,285	1,871,397
		12,427,736

Utilities - 9.9%
Constellation Energy Corp.	5,647	2,057,541
Vistra Corp.	11,478	2,052,955
		4,110,496

TOTAL COMMON STOCKS (Cost $37,516,734)		39,301,992

The accompanying notes are an integral part of these financial statements.

PURCHASED OPTIONS - 0.9%(c)(d)(e)	Notional Amount	Contracts	Value
Call Options - 0.4%
AppLovin Corp., Expiration: 12/5/2025; Exercise Price: $645.00	$3,596,880	60	$20,400
Block, Inc., Expiration: 12/5/2025; Exercise Price: $70.00	1,957,240	293	12,160
Meta Platforms, Inc., Expiration: 12/19/2025; Exercise Price: $665.00	3,952,495	61	68,167
Robinhood Markets, Inc., Expiration: 12/5/2025; Exercise Price: $135.00	1,927,350	150	21,750
Super Micro Computer, Inc., Expiration: 12/5/2025; Exercise Price: $35.50	1,868,520	552	26,496
Tesla, Inc., Expiration: 12/5/2025; Exercise Price: $450.00	1,849,731	43	13,760
			162,733

Put Options - 0.5%
Block, Inc., Expiration: 12/12/2025; Exercise Price: $62.00	1,910,480	286	17,160
Broadcom, Inc., Expiration: 12/12/2025; Exercise Price: $375.00	3,384,864	84	66,570
Meta Platforms, Inc., Expiration: 12/12/2025; Exercise Price: $620.00	1,879,055	29	11,745
Palantir Technologies, Inc., Expiration: 12/12/2025; Exercise Price: $160.00	3,234,240	192	59,520
Robinhood Markets, Inc., Expiration: 12/12/2025; Exercise Price: $113.00	2,184,330	170	19,975
Tesla, Inc., Expiration: 12/12/2025; Exercise Price: $410.00	1,806,714	42	28,560
			203,530

TOTAL PURCHASED OPTIONS (Cost $836,012)			366,263

SHORT-TERM INVESTMENTS - 4.3%
Money Market Funds - 4.3%		Shares	Value
First American Government Obligations Fund - Class X, 3.92%(f)		1,784,858	1,784,858

TOTAL SHORT-TERM INVESTMENTS (Cost $1,784,858)			1,784,858

TOTAL INVESTMENTS - 99.9% (Cost $40,137,604)			$41,453,113
Other Assets in Excess of Liabilities - 0.1%			39,820
TOTAL NET ASSETS - 100.0%			$41,492,933

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(f)	The rate shown represents the 7-day annualized effective yield as of November 30, 2025.

The accompanying notes are an integral part of these financial statements.

NestYield Total Return Guard ETF

Schedule of Written Options Contracts

November 30, 2025

WRITTEN OPTIONS - (0.8)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.5)%
Block, Inc., Expiration: 12/5/2025; Exercise Price: $67.00	$(1,957,240)	(293)	$(40,288)
Robinhood Markets, Inc., Expiration: 12/5/2025; Exercise Price: $130.00	(1,927,350)	(150)	(46,500)
Super Micro Computer, Inc., Expiration: 12/5/2025; Exercise Price: $33.50	(1,868,520)	(552)	(72,864)
Tesla, Inc., Expiration: 12/5/2025; Exercise Price: $435.00	(1,849,731)	(43)	(33,540)
			(193,192)

Put Options - (0.3)%
Block, Inc., Expiration: 12/12/2025; Exercise Price: $60.00	(1,910,480)	(286)	(8,294)
Broadcom, Inc., Expiration: 12/12/2025; Exercise Price: $360.00	(3,384,864)	(84)	(39,060)
Meta Platforms, Inc., Expiration: 12/12/2025; Exercise Price: $605.00	(1,879,055)	(29)	(5,800)
Palantir Technologies, Inc., Expiration: 12/12/2025; Exercise Price: $155.00	(3,234,240)	(192)	(37,920)
Robinhood Markets, Inc., Expiration: 12/12/2025; Exercise Price: $110.00	(2,184,330)	(170)	(13,940)
Tesla, Inc., Expiration: 12/12/2025; Exercise Price: $400.00	(1,806,714)	(42)	(18,690)
			(123,704)

TOTAL WRITTEN OPTIONS (Premiums received $527,080)			(316,896)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.

NestYield Visionary ETF

Schedule of Investments

November 30, 2025

COMMON STOCKS - 95.8%	Shares	Value
Consumer Discretionary Products - 4.4%
Tesla, Inc.(a)	6,400	$2,753,088

Health Care - 2.0%
Eli Lilly & Co.	1,130	1,215,281

Media - 28.3%(b)
Alphabet, Inc. - Class A	3,781	1,210,601
AppLovin Corp. - Class A(a)	10,923	6,548,120
DoorDash, Inc. - Class A(a)	11,268	2,235,233
Meta Platforms, Inc. - Class A	3,911	2,534,132
Netflix, Inc.(a)	23,036	2,478,213
Take-Two Interactive Software, Inc.(a)	10,094	2,483,831
		17,490,130

Retail & Wholesale - Discretionary - 2.5%
Amazon.com, Inc.(a)	6,657	1,552,546

Software & Tech Services - 13.2%
Microsoft Corp.	2,536	1,247,737
Oracle Corp.	9,763	1,971,638
Palantir Technologies, Inc. - Class A(a)	29,251	4,927,331
		8,146,706

Tech Hardware & Semiconductors - 37.4%(b)
Advanced Micro Devices, Inc.(a)	18,174	3,953,390
Apple, Inc.	4,358	1,215,228
Broadcom, Inc.	15,986	6,441,719
Marvell Technology, Inc.	30,715	2,745,921
Micron Technology, Inc.	17,478	4,133,197
NVIDIA Corp.	26,531	4,695,987
		23,185,442

Utilities - 8.0%
Constellation Energy Corp.	6,823	2,486,028
Vistra Corp.	13,869	2,480,610
		4,966,638

TOTAL COMMON STOCKS (Cost $51,025,526)		59,309,831

The accompanying notes are an integral part of these financial statements.

PURCHASED OPTIONS - 0.7%(c)(d)(e)	Notional Amount	Contracts	Value
Call Options - 0.1%
Meta Platforms, Inc., Expiration: 12/19/2025; Exercise Price: $680.00	$5,118,805	79	$54,313
Tesla, Inc., Expiration: 12/5/2025; Exercise Price: $450.00	2,753,088	64	20,480
			74,793

Put Options - 0.6%
Broadcom, Inc., Expiration: 12/12/2025; Exercise Price: $375.00	6,286,176	156	123,630
Meta Platforms, Inc., Expiration: 12/12/2025; Exercise Price: $620.00	2,462,210	38	15,390
Micron Technology, Inc., Expiration: 12/12/2025; Exercise Price: $220.00	4,043,808	171	78,232
Palantir Technologies, Inc., Expiration: 12/12/2025; Exercise Price: $160.00	4,834,515	287	88,970
Tesla, Inc., Expiration: 12/12/2025; Exercise Price: $410.00	3,011,190	70	47,600
			353,822

TOTAL PURCHASED OPTIONS (Cost $927,133)			428,615

SHORT-TERM INVESTMENTS - 3.6%
Money Market Funds - 3.6%		Shares	Value
First American Government Obligations Fund - Class X, 3.92%(f)		2,252,899	2,252,899

TOTAL SHORT-TERM INVESTMENTS (Cost $2,252,899)			2,252,899

TOTAL INVESTMENTS - 100.1% (Cost $54,205,558)			$61,991,345
Liabilities in Excess of Other Assets - (0.1)%			(75,705)
TOTAL NET ASSETS - 100.0%			$61,915,640

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(f)	The rate shown represents the 7-day annualized effective yield as of November 30, 2025.

The accompanying notes are an integral part of these financial statements.

NestYield Visionary ETF

Schedule of Written Options Contracts

November 30, 2025

	Notional
WRITTEN OPTIONS - (0.4)%(a)(b)	Amount	Contracts	Value
Call Options - (0.1)%
Tesla, Inc., Expiration: 12/5/2025; Exercise Price: $435.00	$(2,753,088)	(64)	$(49,920)

Put Options - (0.3)%
Broadcom, Inc., Expiration: 12/12/2025; Exercise Price: $360.00	(6,286,176)	(156)	(72,540)
Meta Platforms, Inc., Expiration: 12/12/2025; Exercise Price: $605.00	(2,462,210)	(38)	(7,600)
Micron Technology, Inc., Expiration: 12/12/2025; Exercise Price: $210.00	(4,043,808)	(171)	(43,092)
Palantir Technologies, Inc., Expiration: 12/12/2025; Exercise Price: $155.00	(4,834,515)	(287)	(56,683)
Tesla, Inc., Expiration: 12/12/2025; Exercise Price: $400.00	(3,011,190)	(70)	(31,150)
			(211,065)

TOTAL WRITTEN OPTIONS (Premiums received $546,470)			(260,985)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

November 30, 2025

	NestYield Dynamic	NestYield Total	NestYield Visionary
	Income ETF	Return Guard ETF	ETF
ASSETS:
Investments, at value (cost $72,711,393, $40,137,604 and $54,205,558) (Note 2)	$77,561,462	$41,453,113	$61,991,345
Receivable for investments sold	581,673	310,466	215,674
Deposit at broker for option contracts	605,584	63,748	4,467
Interest receivable	6,858	7,789	3,000
Dividends receivable	3,376	1,827	4,961
Cash	206	2,548	522
Other assets	—	4	—
Total assets	78,759,159	41,839,495	62,219,969

LIABILITIES:
Written option contracts, at value (cost $1,222,229, $527,080 and $546,470)	775,981	316,896	260,985
Payable to adviser (Note 4)	56,592	29,666	43,344
Other liabilities	644	—	—
Total liabilities	833,217	346,562	304,329
NET ASSETS	$77,925,942	$41,492,933	$61,915,640

NET ASSETS CONSISTS OF:
Paid-in capital	$76,409,964	$41,430,136	$55,211,671
Total distributable earnings/(accumulated losses)	1,515,978	62,797	6,703,969
Total Net Assets	$77,925,942	$41,492,933	$61,915,640

Net assets	$77,925,942	$41,492,933	$61,915,640
Shares issued and outstanding(a)	2,150,000	1,050,000	1,325,000
Net asset value per share	$36.24	$39.52	$46.73

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Periods Ended November 30, 2025

	NestYield	NestYield Total
	Dynamic	Return Guard	NestYield
	Income ETF(a)	ETF(a)	Visionary ETF(b)

INVESTMENT INCOME:
Dividend income	$66,614	$52,373	$79,666
Less: Dividend withholding taxes	(1,209)	(1,064)	(1,707)
Interest income	65,371	65,558	72,051
Total investment income	130,776	116,867	150,010

EXPENSES:
Investment advisory fee (Note 4)	271,999	193,751	283,998
Interest expense	8,514	8,583	11,257
Tax expense	12	16	3
Total expenses	280,525	202,350	295,258
Expense reimbursement by Adviser (Note #)	(17,179)	(12,237)	(17,937)
Net expenses	263,346	190,113	277,321
NET INVESTMENT INCOME (LOSS)	(132,570)	(73,246)	(127,311)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(4,368,883)	1,259,498	268,704
Written option contracts	1,878,059	426,739	67,305
Net realized gain (loss)	(2,490,824)	1,686,237	336,009
Net change in unrealized appreciation (depreciation) on:
Investments	4,850,069	1,315,509	7,785,787
Written option contracts	446,248	210,184	285,485
Net change in unrealized appreciation (depreciation)	5,296,317	1,525,693	8,071,272
Net realized and unrealized gain (loss)	2,805,493	3,211,930	8,407,281
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,672,923	$3,138,684	$8,279,970

(a)	Inception date of the Fund was December 26, 2024.
(b)	Inception date of the Fund was December 27, 2024.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	NestYield	NestYield	NestYield
	Dynamic	Total Return	Visionary
	Income ETF(a)	Guard ETF(a)	ETF(b)
	Period Ended	Period Ended	Period Ended
	November 30,	November 30,	November 30,
	2025	2025	2025
OPERATIONS:
Net investment income (loss)	$(132,570)	$(73,246)	$(127,311)
Net realized gain (loss)	(2,490,824)	1,686,237	336,009
Net change in unrealized appreciation (depreciation)	5,296,317	1,525,693	8,071,272
Net increase (decrease) in net assets resulting from operations	2,672,923	3,138,684	8,279,970

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,156,957)	(3,075,903)	(1,576,004)
Return of capital	(7,169,363)	—	(399,532)
Total distributions to shareholders	(8,326,320)	(3,075,903)	(1,975,536)

CAPITAL TRANSACTIONS:
Subscriptions	83,550,726	41,418,272	55,610,055
ETF transaction fees (Note #)	28,613	11,880	1,151
Net increase (decrease) in net assets from capital transactions	83,579,339	41,430,152	55,611,206

NET INCREASE (DECREASE) IN NET ASSETS	77,925,942	41,492,933	61,915,640

NET ASSETS:
Beginning of the period	—	—	—
End of the period	$77,925,942	$41,492,933	$61,915,640

SHARES TRANSACTIONS
Subscriptions	2,150,000	1,050,000	1,325,000
Total increase (decrease) in shares outstanding	2,150,000	1,050,000	1,325,000

(a)	Inception date of the Fund was December 26, 2024.
(b)	Inception date of the Fund was December 27, 2024.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

	NestYield Dynamic
	Income ETF
	Period Ended
	November 30, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$40.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	(0.16)
Net realized and unrealized gain (loss)(c)	5.40
Total from investment operations	5.24

LESS DISTRIBUTIONS FROM:
Net investment income	(1.26)
Return of capital	(7.78)
Total distributions	(9.04)

ETF transaction fees per share	0.04
Net asset value, end of period	$36.24

TOTAL RETURN(d)	15.16%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$77,926
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(e)	0.98%
After Investment Advisory Fees waived(e)	0.92%
Ratio of tax expense to average net assets(e)	0.00	%(f)
Ratio of dividend and interest expense on written options to average net assets(e)	0.03%
Ratio of operational expenses to average net assets excluding interest, and borrowing expense on written options(e)	0.89%
Ratio of net investment income to average net assets:
Before Investment Advisory Fees waived(e)	(0.52)%
After Investment Advisory Fees waived(e)	(0.46)%
Portfolio turnover rate(d)(g)	172%

(a)	Inception date of the Fund was December 26, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

	NestYield Total
	Return Guard ETF
	Period Ended
	November 30, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$40.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	(0.13)
Net realized and unrealized gain (loss)(c)	4.70
Total from investment operations	4.57

LESS DISTRIBUTIONS FROM:
Net investment income	(5.07)
Total distributions	(5.07)

ETF transaction fees per share	0.02
Net asset value, end of period	$39.52

TOTAL RETURN(d)	12.47%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$41,493
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(e)	0.99%
After Investment Advisory Fees waived(e)	0.93%
Ratio of tax expense to average net assets(e)	0.00	%(f)
Ratio of dividend and interest expense on written options to average net assets(e)	0.04%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on written options(e)	0.89%
Ratio of net investment income to average net assets:
Before Investment Advisory Fees waived(e)	(0.41)%
After Investment Advisory Fees waived(e)	(0.35)%
Portfolio turnover rate(d)(g)	261%

(a)	Inception date of the Fund was December 26, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Amount represents less than 0.005%.

(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

	NestYield
	Visionary ETF
	Period Ended
	November 30, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$40.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	(0.17)
Net realized and unrealized gain (loss)(c)	9.30
Total from investment operations	9.13

LESS DISTRIBUTIONS FROM:
Net investment income	(1.91)
Return of capital	(0.49)
Total distributions	(2.40)

ETF transaction fees per share	0.00	(d)
Net asset value, end of period	$46.73

TOTAL RETURN(e)	23.53%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$61,916
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(f)	0.98%
After Investment Advisory Fees waived(f)	0.93%
Ratio of tax expense to average net assets(f)	0.00	%(g)
Ratio of dividend and interest expense on written options to average net assets(f)	0.04%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on written options(f)	0.89%
Ratio of net investment income to average net assets:
Before Investment Advisory Fees waived(f)	(0.48)%
After Investment Advisory Fees waived(f)	(0.42)%
Portfolio turnover rate(e)(h)	149%

(a)	Inception date of the Fund was December 27, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Amount represents less than 0.005%.

(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

November 30, 2025

NOTE 1 - ORGANIZATION

The NestYield Dynamic Income ETF, the NestYield Total Return Guard ETF, and the NestYield Visionary ETF are each non-diversified series of shares (each, a “Fund,” and collectively, the “Funds”) of beneficial interest of Tidal Trust III (the “Trust”). The Trust was organized as a Delaware statutory trust on May 19, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Nest Egg ETFs, LLC (“Nest Egg” or the “Sub-Adviser”) serves as investment sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The NestYield Dynamic Income ETF and the NestYield Total Return Guard ETF commenced operations on December 26, 2024 and the NestYield Visionary ETF commenced operations on December 27, 2024.

The NestYield Dynamic Income ETF’s investment objective is to seek a high level of current income. The NestYield Total Return Guard ETF’s investment objective is to seek current income. The secondary investment objective of each of the NestYield Dynamic Income ETF and the NestYield Total Return Guard ETF is to seek exposure to the share price of select U.S. listed securities, subject to a dampening of potential investment gains, while also seeking to hedge against significant market downturns. The NestYield Visionary ETF’s investment objective is to seek long-term growth. The NestYield Visionary ETF’s secondary investment objective is to seek current income.

Effective January 1, 2025, the Adviser acquired the trading team previously employed by ZEGA Financial, LLC (“ZEGA”), the former sub-adviser to the Funds. In connection with this transaction, ZEGA ceased operations as a registered investment adviser and resigned as sub-adviser. The Adviser and Nest Egg have assumed full management responsibilities for the Funds. Jay Pestrichelli, a key member of the Funds’ portfolio management team previously employed by ZEGA, continues to serve as a portfolio manager for the Funds, now as an employee of the Adviser. There were no other portfolio manager changes for the Funds in connection with the transaction. The transaction did not result in any changes to the Funds’ investment objective, principal investment strategies, or fees. The Funds continue to be managed in accordance with their stated policies and objectives, ensuring continuity for Fund shareholders.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Notes to Financial Statements

November 30, 2025

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the Investment Company Act of 1940.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Notes to Financial Statements

November 30, 2025

The following is a summary of the inputs used to value each Fund’s investments as of November 30, 2025:

NestYield Dynamic Income ETF	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Common Stocks	$74,886,581	$—	$—	$74,886,581
Purchased Options	—	752,345	—	752,345
Money Market Funds	1,922,536	—	—	1,922,536
Total Investments	$76,809,117	$752,345	$—	$77,561,462
Liabilities:
Investments:
Written Options	—	(775,981)	—	(775,981)
Total Investments	$—	$(775,981)	$—	$(775,981)

NestYield Total Return Guard ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$39,301,992	$—	$—	$39,301,992
Purchased Options	—	366,263	—	366,263
Money Market Funds	1,784,858	—	—	1,784,858
Total Investments	$41,086,850	$366,263	$—	$41,453,113
Liabilities:
Investments
Written Options	—	(316,896)	—	(316,896)
Total Investments	$—	$(316,896)	$—	$(316,896)

NestYield Visionary ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$59,309,831	$—	$—	$59,309,831
Purchased Options	—	428,615	—	428,615
Money Market Funds	2,252,899	—	—	2,252,899
Total Investments	$61,562,730	$428,615	$—	$61,991,345
Liabilities:
Investments
Written Options	—	(260,985)	—	(260,985)
Total Investments	$—	$(260,985)	$—	$(260,985)

Refer to the Schedules of Investments for further disaggregation of investment categories.

Derivatives Instruments - As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

Notes to Financial Statements

November 30, 2025

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, each Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. Each Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put options may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub-Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and such Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

Notes to Financial Statements

November 30, 2025

As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Funds, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put option. If a put option written by the Funds expires unexercised, such Funds will realize a gain in the amount of the premium received.

By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, the Funds are exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the period ended November 30, 2025, the Funds’ monthly average notional amounts are described below:

	Average Notional Amount
Fund:	Purchased Options	Written Options
NestYield Dynamic Income ETF	$23,936,814	$(16,100,271)
NestYield Total Return Guard ETF	18,484,415	(9,740,839)
NestYield Visionary ETF	9,819,205	(6,478,192)

Statements of Assets and Liabilities

Fair value of derivative instruments as of November 30, 2025:

		Asset Derivatives as of		Liability Derivatives as of
		November 30, 2025		November 30, 2025
Fund	Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
NestYield Dynamic Income ETF
	Equity Contracts:

	Purchased Options	Investments, at value	$752,345	None	$—

	Written Options	None		Written options contracts, at value	775,981

Notes to Financial Statements

November 30, 2025

NestYield Total Return Guard ETF
Equity Contracts:

Purchased Options	Investments, at value	$366,263	None	$—

Written Options	None		Written options contracts, at value	316,896

NestYield Visionary ETF
Equity Contracts:

Purchased Options	Investments, at value	$428,615	None	$—

Written Options	None		Written options contracts, at value	260,985

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended November 30, 2025:

Fund	Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
NestYield Dynamic Income ETF
	Equity Contracts:
	Purchased Options	Realized and Unrealized Gain (Loss) from investments	$(2,269,582)	$(783,356)
	Written Options	Realized and Unrealized Gain (Loss) from written options contracts	1,878,059	446,248
NestYield Total Return Guard ETF
	Equity Contracts:
	Purchased Options	Realized and Unrealized Gain (Loss) from investments	$(1,028,789)	$(469,749)
	Written Options	Realized and Unrealized Gain (Loss) from written options contracts	426,739	210,184
NestYield Visionary ETF
	Equity Contracts:
	Purchased Options	Realized and Unrealized Gain (Loss) from investments	$(362,590)	$(498,518)
	Written Options	Realized and Unrealized Gain (Loss) from written options contracts	67,305	285,485

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting arrangements are required.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

Notes to Financial Statements

November 30, 2025

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of November 30, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The NestYield Dynamic Income ETF and Nestyield Total Return Guard ETF shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The NestYield Visionary ETF shares will not be priced on the days on which the NASDAQ is closed for trading.

Notes to Financial Statements

November 30, 2025

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to paid excise taxes. For the period ended November 30, 2025, the following adjustments were made:

Fund	Paid-In Capital	Total distributable earnings/(accumulated losses)
NestYield Dynamic Income ETF	$(12)	$12
NestYield Total Return Guard ETF	(16)	16
NestYield Visionary ETF	(3)	3

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Each Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Funds’ other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Funds to losses in excess of those amounts initially invested. In addition, each Fund’s investment in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The Funds may experience substantial downside from specific option positions and certain option positions held by the Funds may expire worthless. The options held by the Funds are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Funds will be determined based on market quotations or other recognized pricing methods. Additionally, as the Funds may maintain indirect exposure to Underlying Securities through the use of options contracts, as the options contracts they hold are exercised or expire they will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, each Fund may experience losses.

Notes to Financial Statements

November 30, 2025

Options Strategies Risk. The Funds’ use of call writing strategies limits their ability to fully participate in the positive price returns of the Underlying Securities, which can impact both short-term and long-term returns. For example, if the Funds sell call options that are 5% out-of-the-money each month with a two-month term, their gains from price increases in the Underlying Securities will be capped at 5% during that period. Over a longer timeframe, such as six months, the Funds may not fully capture up to 30% (i.e., 6 months x 5%) of the positive price returns of the Underlying Securities. This means each Fund could potentially underperform or even lose money, despite the appreciation of the Underlying Securities, if their gains in any given month are less than 5%. The Funds’ overall performance will depend not only on the share price movements of the Underlying Securities but also on the specific price patterns and timing of those movements.

Additionally, each Fund’s use of put options to hedge against market downturns introduces further risks. These include the possibility that the hedge may be ineffective during market declines if the underlying reference asset does not fall below the strike prices of the put options, which could lead to the options expiring worthless. The cost of purchasing these options can also create a drag on each Fund’s performance during stable or rising markets. Moreover, the strategy may limit the Funds’ participation in market gains and could result in losses if the cost of rolling into new options exceeds the proceeds from expiring ones.

While the call writing strategy caps the Funds’ potential gains, the long put options strategy helps mitigate the risk of declines in the Underlying Securities. These put options are intended to increase in value during significant market downturns, providing a protective buffer that may reduce the overall impact on each Fund’s NAV. However, the Funds’ NAV will still fluctuate due to factors such as market volatility, interest rates, and the timing of the options contracts. The NAV is not expected to move in direct correlation with the day-to-day price changes of the Underlying Securities, as the nature of the options strategies may cause the Funds’ performance to diverge. While the long put options offer downside protection, they may also slightly reduce the Funds’ performance in stable or rising markets due to the ongoing cost of maintaining this hedge.

Notes to Financial Statements

November 30, 2025

Counterparty Risk. The Funds are subject to counterparty risk by virtue of their investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Funds’ counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Funds with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Funds’ clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Funds might not be fully protected in the event of the clearing member’s bankruptcy, as the Funds would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Funds are also subject to the risk that a limited number of clearing members are willing to transact on each Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Funds as they seek to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on each Fund’s behalf. If a clearing member defaults, the Funds could lose some or all of the benefits of a transaction entered into by the Funds with the clearing member. If the Funds cannot find a clearing member to transact with on the Funds’ behalf, each Fund may be unable to effectively implement its investment strategy.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

		Investment Advisory Fee After
Fund	Investment Advisory Fee	Waiver
NestYield Dynamic Income ETF	0.95%	0.89%
NestYield Total Return Guard ETF	0.95%	0.89%
NestYield Visionary ETF	0.95%	0.89%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended November 30, 2025 are disclosed in the Statements of Operations.

Notes to Financial Statements

November 30, 2025

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of each Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for the Excluded Expenses. For assuming the payment obligation for a portion of each Fund’s expenses, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser. Prior to January 1, 2025, ZEGA, the former sub-adviser, received a sub-advisory fee calculated daily and paid monthly, at an annual rate of 0.04% of each Fund’s average daily net assets.

The Adviser has contractually agreed to reduce the Investment Advisory Fee to 0.89% of each Fund’s average daily net assets through at least June 1, 2026. This agreement may be terminated only by, or with the consent of, the Board of the Trust on behalf of each Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board. Any fees waived with respect to each Fund under this agreement are not subject to reimbursement to the Adviser by the Funds.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Notes to Financial Statements

November 30, 2025

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended November 30, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
NestYield Dynamic Income ETF	$53,685,641	$52,068,022
NestYield Total Return Guard ETF	59,774,261	53,184,585
NestYield Visionary ETF	55,117,241	45,264,965

For the period ended November 30, 2025, there were no purchases or sales of long-term U.S. government securities.

For the period ended November 30, 2025, in-kind transactions associated with creations and redemptions for the Funds were:

Fund	Purchases	Sales
NestYield Dynamic Income ETF	$69,776,544	$—
NestYield Total Return Guard ETF	28,649,546	—
NestYield Visionary ETF	40,551,738	—

Notes to Financial Statements

November 30, 2025

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended November 30, 2025 were as follows:

	NestYield	NestYield	NestYield
	Dynamic Income	Total Return	Visionary
Distributions paid from:	ETF	Guard ETF	ETF
Ordinary Income	$1,156,957	$3,075,903	$1,576,004
Return of Capital	7,169,363	—	399,532

As of the fiscal period ended November 30, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	NestYield	NestYield Total
	Dynamic Income	Return Guard	NestYield
	ETF	ETF	Visionary ETF
Cost of investments(a)	$76,154,775	$42,114,098	$55,387,162
Gross tax unrealized appreciation	5,348,046	2,319,060	9,037,592
Gross tax unrealized depreciation	(3,941,359)	(2,980,045)	(2,433,409)
Net tax unrealized appreciation (depreciation)	1,406,687	(660,985)	6,604,183
Undistributed ordinary income (loss)	—	574,159	—
Undistributed long-term capital gain (loss)	—	—	—
Total distributable earnings	—	574,159	—
Other accumulated gain (loss)	109,291	149,623	99,786
Total distributable earnings/(accumulated losses)	$1,515,978	$62,797	$6,703,969

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to wash sale adjustments and straddles.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal period ended November 30, 2025, the Funds had elected to defer post-October losses and late-year losses as follows:

	Post-October	Late-Year
Fund	Losses	Losses
NestYield Dynamic Income ETF	$—	$132,591
NestYield Total Return Guard ETF	—	—
NestYield Visionary ETF	—	127,216

As of November 30, 2025, the Funds did not have long-term and short-term capital loss carryovers.

Notes to Financial Statements

November 30, 2025

NOTE 8 - SHARES TRANSACTIONS

Shares of the NestYield Dynamic Income ETF and the NestYield Total Return Guard ETF are listed and traded on the NYSE Arca, Inc. and Shares of the NestYield Visionary ETF are listed and traded on the NASDAQ. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

Notes to Financial Statements

November 30, 2025

NOTE 10 - NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Funds have adopted ASU 2023-09, which did not have a material impact on the Funds’ financial statements or disclosures.

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of

NestYield Dynamic Income ETF,

NestYield Total Return Guard ETF and

NestYield Visionary ETF

The Board of Trustees of

Tidal Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of NestYield Dynamic Income ETF, NestYield Total Return Guard ETF and NestYield Visionary ETF (collectively the “Funds”), each a series of Tidal Trust III (the “Trust”), including the schedules of investments, as of November 30, 2025, and with respect to NestYield Dynamic Income ETF and NestYield Total Return Guard ETF, the related statements of operations, the statements of changes in net assets and the financial highlights for the period December 26, 2024 (commencement of operations) to November 30, 2025 and with respect to NestYield Visionary ETF, the related statement of operations, the statement of changes in net assets and the financial highlights for the period December 27, 2024 (commencement of operations) to November 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2025, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2025.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian and brokers or through other appropriate auditing procedures when replies from brokers were unable to be obtained. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

January 29, 2026

Other Non-Audited Information

November 30, 2025

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the period ended November 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

NestYield Dynamic Income ETF	5.46%
NestYield Total Return Guard ETF	1.30%
NestYield Visionary ETF	4.82%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended November 30, 2025, was as follows:

NestYield Dynamic Income ETF	5.06%
NestYield Total Return Guard ETF	1.18%
NestYield Visionary ETF	4.47%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the period ended November 30, 2025, was as follows:

NestYield Dynamic Income ETF	0.00%
NestYield Total Return Guard ETF	0.00%
NestYield Visionary ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The aggregate remuneration paid to the Registrant’s trustees, officers and others, if any, is included in Item 7 of this report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust III

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	February 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	February 6, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	February 6, 2026